ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 13	$ 47
Foreign currency translation adjustment	109	(115)
Accumulated other comprehensive income (loss)	$ 122	$ (68)